FINANCIAL ASSETS AND LIABILITIES - Bank loans and bonds (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Bank loans and bonds
Total bank loans and bonds	$ 11,103	$ 10,489
Loan 8.75-10.0%
Bank loans and bonds
Total bank loans and bonds	2,474
Notes 5.2-5.95%
Bank loans and bonds
Total bank loans and bonds	1,554	$ 1,554
Notes 3.95-4.95%
Bank loans and bonds
Total bank loans and bonds	1,500
Loan 1.9-2.75%
Bank loans and bonds
Total bank loans and bonds	$ 752
Notes 7.5%
Bank loans and bonds
Interest rate (as a percent)	7.50%	7.50%
Total bank loans and bonds	$ 628	$ 1,280
Syndicated loan
Bank loans and bonds
Total bank loans and bonds	$ 250
Notes 9%
Bank loans and bonds
Interest rate (as a percent)	9.00%	9.00%
Total bank loans and bonds	$ 208	$ 198
Notes 6.25%
Bank loans and bonds
Spread on interest rate basis (as a percent)	6.25%	6.25%
Total bank loans and bonds		$ 349
Notes 6.25-7.25%
Bank loans and bonds
Total bank loans and bonds	$ 1,200	1,200
Eurobonds
Bank loans and bonds
Total bank loans and bonds	543	1,150
Loan 0.35-0.8%
Bank loans and bonds
Total bank loans and bonds	379	166
Loan 1.9%
Bank loans and bonds
Total bank loans and bonds	$ 212	$ 231
Loan 12.75%
Bank loans and bonds
Interest rate (as a percent)	12.75%	12.75%
Total bank loans and bonds		$ 1,021
Loan 3.3%
Bank loans and bonds
Total bank loans and bonds		$ 1,000
Senior Notes
Bank loans and bonds
Interest rate (as a percent)	8.60%	8.60%
Total bank loans and bonds	$ 300	$ 300
Syndicated loan (Algeria)
Bank loans and bonds
Total bank loans and bonds		340
Ruble Bonds
Bank loans and bonds
Total bank loans and bonds	19	660
Other loans
Bank loans and bonds
Total bank loans and bonds	$ 1,084	$ 1,040
Minimum | Loan 8.75-10.0%
Bank loans and bonds
Interest rate (as a percent)	8.75%	8.75%
Minimum | Notes 5.2-5.95%
Bank loans and bonds
Interest rate (as a percent)	5.20%	5.20%
Minimum | Notes 3.95-4.95%
Bank loans and bonds
Interest rate (as a percent)	3.95%
Minimum | Notes 6.25-7.25%
Bank loans and bonds
Interest rate (as a percent)	6.25%	6.25%
Minimum | Eurobonds
Bank loans and bonds
Interest rate (as a percent)	7.748%	7.748%
Minimum | Ruble Bonds
Bank loans and bonds
Interest rate (as a percent)	10.00%	10.00%
Maximum | Loan 8.75-10.0%
Bank loans and bonds
Interest rate (as a percent)	10.00%	10.00%
Maximum | Notes 5.2-5.95%
Bank loans and bonds
Interest rate (as a percent)	5.95%	5.95%
Maximum | Notes 3.95-4.95%
Bank loans and bonds
Interest rate (as a percent)	4.95%
Maximum | Loan 1.9-2.75%
Bank loans and bonds
Interest rate (as a percent)	2.75%
Maximum | Notes 6.25-7.25%
Bank loans and bonds
Interest rate (as a percent)	7.25%	7.25%
Maximum | Eurobonds
Bank loans and bonds
Interest rate (as a percent)	9.10%	9.10%
Maximum | Loan 0.35-0.8%
Bank loans and bonds
Interest rate (as a percent)	0.80%
Maximum | Ruble Bonds
Bank loans and bonds
Interest rate (as a percent)	11.90%	11.90%
1m LIBOR | Syndicated loan
Bank loans and bonds
Spread on interest rate basis (as a percent)	2.25%
1m LIBOR | Loan 3.3%
Bank loans and bonds
Interest rate (as a percent)	3.30%	3.30%
6m LIBOR | Loan 1.9%
Bank loans and bonds
Spread on interest rate basis (as a percent)	1.90%
3m EURIBOR | Minimum | Loan 1.9-2.75%
Bank loans and bonds
Spread on interest rate basis (as a percent)	1.90%
6m KIBOR | Minimum | Loan 0.35-0.8%
Bank loans and bonds
Spread on interest rate basis (as a percent)	0.35%
Bank of Algeria re-discount rate | Maximum | Syndicated loan (Algeria)
Bank loans and bonds
Spread on interest rate basis (as a percent)	2.00%	2.00%